UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 7, 2007

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		32

FORM 13F Information Table Value Total:	$28,799,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1488    31613 SH       SOLE                    31613
ASML Holding N V ADR           COM              N07059111     1655    66861 SH       SOLE                    66861
Altria Group, Inc.             COM              718154107      204     2318 SH       SOLE                     2318
Amdocs                         COM              G02602103      798    21881 SH       SOLE                    21881
BJ's Restaurants Inc.          COM              09180C106      578    27333 SH       SOLE                    27333
Bio Reference Lab              COM              09057G602     1709    67292 SH       SOLE                    67292
Biovail Corporation            COM              09067J109     1567    71677 SH       SOLE                    71677
Blue Earth Refineries          COM              G11999102      278   121084 SH       SOLE                   121084
CR Bard                        COM              067383109      964    12130 SH       SOLE                    12130
China Medical Technology ADS   COM              169483104      694    30077 SH       SOLE                    30077
Fuelnation, Inc.               COM              359528205        8   396780 SH       SOLE                   396780
General Electric               COM              369604103      724    20464 SH       SOLE                    20464
Helen of Troy Limited          COM              G4388N106      571    25143 SH       SOLE                    25143
Inksure Technology             COM              45727E106      289   128399 SH       SOLE                   128399
Intel Corp.                    COM              458140100      473    24749 SH       SOLE                    24749
KHD Humboldt Wedag Inter'l Ltd COM              482462108     2111    51871 SH       SOLE                    51871
KV Pharmaceutical Cl A         COM              482740206     2116    85575 SH       SOLE                    85575
Kensey Nash Corp.              COM              490057106     1191    39037 SH       SOLE                    39037
L3 Communications Hldg         COM              502424104     1021    11670 SH       SOLE                    11670
Mass Financial Corp. Class A   COM              P64605101      726   259431 SH       SOLE                   259431
Monro Muffler Brake            COM              610236101      457    13027 SH       SOLE                    13027
Mymetics Corp                  COM              62856A102      102   567234 SH       SOLE                   567234
NII Holdings                   COM              62913F201     2087    28133 SH       SOLE                    28133
Novellus Systems               COM              670008101      714    22303 SH       SOLE                    22303
PetSmart Inc.                  COM              716768106      539    16366 SH       SOLE                    16366
Pfizer                         COM              717081103      226     8947 SH       SOLE                     8947
QUALCOMM                       COM              747525103     1550    36328 SH       SOLE                    36328
Scientific Games               COM              80874P109     1274    38816 SH       SOLE                    38816
Semitool Inc.                  COM              816909105     1000    76925 SH       SOLE                    76925
Sigma Design                   COM              826565103      514    19590 SH       SOLE                    19590
Staples Inc.                   COM              855030102      591    22873 SH       SOLE                    22873
Zoltek                         COM              98975W104      578    16555 SH       SOLE                    16555